Inventories (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventories
	2022	2021

Soybean	54,793	169,927
Corn	60,970	40,678
Bean	8,773	11,969
Cotton	22,186	11,114
Other harvests	509	224
Agricultural products	147,231	233,912

Raw materials	142,668	31,947
	289,899	265,859

Schedule of adjustment to recoverable value of inventories of agricultural products
At June 30, 2020	(2,661)
Adjustment to recoverable value of agricultural products, net	(22,728)
Realization as cost of sales	1,905
At June 30, 2021	(23,484)
Adjustment to recoverable value of agricultural products, net	(50,822)
Realization as cost of sales	66,531
At June 30, 2022	(7,775)